Working Capital Facilities	12 Months Ended
Sep. 30, 2024
Working Capital Facilities
Working Capital Facilities

11.	Working Capital Facilities

a.	Revolving Credit Facility

As at September 30, 2024 the balance owing under the facility is $16.28 million (Cdn $22 million). The maximum credit available under the facility is $16.28 million (Cdn $22 million).

The interest on the revolving credit facility is the greater of a) 7.05% per annum above the Prime Rate or b) 12% per annum. Interest is payable monthly.

	September 30, 2024	September 30, 2023
Opening balance	11,821	11,635
Exchange difference	20	186
Payments made during the period	(47,805)	(34,184)
Cash drawn during the period	52,247	34,184
Closing balance	16,283	11,821

On December 20, 2022, the Company renewed its revolving facility and extended the term of the facility by six months to June 30, 2023, with the Company having the option to extend the facility by a further six months to December 31, 2023. In exchange for this renewal and amendment to the definition of “Credit Facility Advance Rate Limit”, the Company issued 14,414 shares at Cdn $5.55 (as determined by five-day volume weighted average) as compensation for Canadian $80 amendment fee. This was included within finance costs on the statement of earnings. The terms include a reduction in the interest rate calculation by 1%. All other terms and conditions are unchanged.

On June 30, 2023, the Company renewed its revolving facility and extended the term of the facility by three months to September 29, 2023, with the Company having the option to extend the facility by a further three months to December 31, 2023. In exchange for this renewal, the Company issued 8,376 shares at Cdn $4.77 (as determined by five-day volume weighted average) as compensation for Cdn $40 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

On September 29, 2023, the Company renewed its revolving facility and extended the term of the facility by three months to December 29, 2023. In exchange for this renewal, the Company issued 10,443 shares at Cdn $3.83 (as determined by five-day volume weighted average) as compensation for Cdn $40 amendment fee. This was included within finance costs on the statement of earnings. All other terms and conditions are unchanged.

On February 12, 2024, the Company revised its revolving facility, expanding its maximum principal amount to $22 million and extending its term to July 29, 2025. As part of this adjustment, a commitment fee of $303 Canadian was paid in cash on the closing date and amortised over the term of the facility.

b.	Promissory Note

	September 30, 2024	September 30, 2023
Promissory Note opening balance	1,026	4,363
Finance cost	37	126
Repayment of Promissory Note	—	(4,489)
Repayment of Promissory Note(i)	(507)	—
Finance cost paid with options(i)	(37)	—
Promissory Note(ii) issued	—	1,050
Repayment of Promissory Note(i)	—	(24)
	$519	$1,026

i.	On November 14, 2022, the Company repaid the promissory note in the amount of approximately $4.4 million (Cdn $6 million) via the proceeds of an equity raise. Upon repayment, the pledge of 27,500,000 Common Shares by Dr. Das Gupta on the share certificates was cancelled.

On February 16, 2024, the Executive Chairman and Chief Executive Officer both exercised options of Electrovaya Inc. A sum of $507 from the promissory note was utilized to cover portion of the options’ purchase price. The remaining balance of the promissory note, amounting to $519, was then substituted with a new promissory note on February 28, 2024, carrying a 14% interest rate and maturing on July 31, 2025. The interest accrued on the new promissory note is US $ 0.43 million

ii.	On March 31, 2023, the Company purchased 100% of the membership interest in Sustainable Energy Jamestown LLC (‘SEJ”), a New York incorporated company controlled by the majority shareholders of the Company. In return, the Company issued a promissory note for $1.05 million to the members of SEJ, with a term of 365 days bearing interest at 7.5% annually payable at maturity. Interest recorded for the year is $0.76 million (September 30, 2023: $0.39 million).